Pro Forma Adjustments: Schedule of Balance Sheet Adjustments, Gain on Disposltion (Details)	9 Months Ended
Sep. 30, 2017 USD ($)
Details
Gross Cash Proceeds	$ 246,500
Less Selling Costs	(28,348)
Pre-tax Gain	218,152
Less Estimated Tax on Gain	(9,162)
Net After-tax Gain	$ 208,990